SCHEDULE OF COST OF REVENUE (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 184,808	$ 169,996	$ 288,500	$ 270,164
Salaries And Benefits [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue			262,845	255,037
Software And Other [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue			24,880	13,663
Depreciation [Member]
IfrsStatementLineItems [Line Items]
Cost of revenue			$ 775	$ 1,464